Stock Options (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	May 01, 2016	Dec. 16, 2016	May 31, 2015 $ / shares shares	Aug. 22, 2012 shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense						$ 979	$ 2,409	$ 952
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total | shares			729,000
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost						$ 199
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Number of Employees Affected						80
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Estimated Forfeiture Rate						4.00%	7.00%
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total | shares			729,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total | shares			1,341,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 4.98
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Apr. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms		the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. The vesting period, vesting schedule and all other terms for the unvested Options and Restricted Shares remained unchanged.
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum						10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					767,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares					$ 2.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares								$ 2.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						$ 384	$ 1,567	$ 104
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost							$ 1,145
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Estimated Forfeiture Rate						0.00%	0.00%	7.00%
Stock options [Member] | 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares							42,800
Share Based Compensation Arrangements By Share Based Payment Award Options Vesting Rights Percentage									10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 162	$ 386	$ 1,118
Stock options [Member] | 2003 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Stock options [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares				4,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						$ 1,220
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						40 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 699
Stock options [Member] | 2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001
Restricted Stock [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						$ 1,065